Financial Instruments - Net Unrealized Gains (Losses) on Open Contracts and Longest Contract Maturities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 1,443,267	$ 6,462,482
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 1,185,590	$ 5,966,628
Longest Maturities Date	Mar. 31, 2018	Mar. 31, 2019
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 257,677	$ 495,854
Longest Maturities Date	Mar. 31, 2016	Mar. 31, 2015
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (389,578)	$ 4,070,467
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (512,622)	$ 3,637,757
Longest Maturities Date	Dec. 31, 2018	Mar. 31, 2018
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 123,044	$ 432,710
Longest Maturities Date	Apr. 30, 2016	Jun. 30, 2015